Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Total capital expenditure	$ 1,466	$ 929	$ 930
Goodwill impairment	0	0	(12)
Total assets	43,759	14,051
Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total capital expenditure	1,442	923	926
Total assets	42,981	12,923
Operating segments | North America
Segment Reporting, Asset Reconciling Item [Line Items]
Total capital expenditure	723	135	124
Total assets	29,078	1,607
Operating segments | Europe, MEA and APAC
Segment Reporting, Asset Reconciling Item [Line Items]
Total capital expenditure	503	594	600
Total assets	10,723	9,521
Operating segments | LATAM
Segment Reporting, Asset Reconciling Item [Line Items]
Total capital expenditure	216	194	202
Goodwill impairment	0	0	(12)
Total assets	3,180	1,795
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total capital expenditure	24	6	$ 4
Total assets	$ 778	$ 1,128